Accumulated Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Securities available for sale:
Unrealized holding (loss) gain arising during the year	$ (436)	$ 69	$ (613)
Less: reclassification adjustment for net realized gains	(647)		(872)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Total	(1,083)	69	(1,485)
Defined benefit pension plan:
Pension loss	(438)	(478)	(170)
Prior service cost	40	40	40
Settlement charge	117
Net change in defined benefit pension plan liability	(281)	(438)	(130)
Other comprehensive (loss) before taxes	(1,364)	(369)	(1,615)
Tax effect	557	138	645
Total other comprehensive loss	$ (807)	$ (231)	$ (970)